LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHT, NET
Summary of land use right, net

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount	—	34,761,487
Less: Accumulated amortization	—	(405,551)

Land use right, net	—	34,355,936